Concentration of risk (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 item customer
Concentration Risk [Line Items]
Working capital	$ 22,900,000
Accounts Receivable, after Allowance for Credit Loss, Current	39,522,737	$ 24,364,119
PRC
Concentration Risk [Line Items]
Concentration Risk Deposits With Financial Institutions	$ 78,918	$ 319,071
Customer Concentration Risk [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Customers | customer			1
Customer Concentration Risk [Member] | Maximum | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			79.10%
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	4	4	3
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	4	2
Supplier Concentration Risk [Member] | Vendor One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.80%	29.00%	51.30%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.30%	47.50%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.60%	24.50%	22.20%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	22.30%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.80%	21.20%	13.30%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.50%	12.80%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.30%